Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

May 5, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	European Equity Fund, Inc. (the “Fund”) (File No. 811-04632) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”).  The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with the joint annual stockholder meeting of the Fund to be held on June 19, 2014 (the “Meeting”).

At the Meeting, stockholders will be asked to approve a change to the Fund’s investment objective and a change in the Fund’s corresponding fundamental investment policy.  The effect of the proposed changes will be to permit the Fund to increase its investments in issuers domiciled in European Union countries that do not use the Euro.  In addition, at the Meeting stockholders will be asked to vote on two routine matters (the election of directors to the Fund’s board and the ratification of independent auditors for the current fiscal year).  The Fund expects to begin mailing the definitive proxy statement to stockholders on or about May 19, 2014.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

                 /s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.